Equity - Schedule of Changes In Equity (Details)		12 Months Ended
	Jan. 27, 2022	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 29, 2022 shares	Dec. 14, 2022 shares	Jan. 01, 2022 shares	Jan. 01, 2021 shares	Dec. 31, 2020 shares	Jan. 01, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)		497,938,845	497,887,721	483,715,049			497,887,721	483,715,049		464,146,647
Retrospective application of capital reorganization (in shares)		0	0	409,592,675
Share buy-back during the year (in shares)		(775,501)	(24,993,271)	(5,886,567)
Issued during the year (in shares)		0	31,475,691	25,454,969	263,607	5,332,141
RSU vesting (in shares)		826,625	2,094,504	0
Shares conversion ratio	8.51
Previously stated
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)			0	0					54,553,972
Public warrants
Disclosure of classes of share capital [line items]
Issued during the year (in shares)		5,595,748	5,595,748	0